UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 201,466	$ 188,362
Investments in debt and equity securities	5,866	7,283
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	26,505	15,432
Trade accounts receivable	34,326	20,003
Inventories	15,272	16,395
Prepaid expenses and accrued income	9,790	17,127
Financial instruments at fair value, current portion	1,355	1,936
Total current assets	321,045	296,982
Vessels, rigs and equipment, net	2,589,834	2,646,389
Balance as of June 30, 2023	594,278	614,763
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	84,845	103,591
Investments in associated companies	16,542	16,547
Capital improvements, newbuildings and vessel purchase deposits	112,799	97,860
Loans and long term receivables from associated companies	45,000	45,000
Financial instruments at fair value, long-term portion	23,717	26,716
Other long-term assets	18,076	13,482
Total assets	3,806,136	3,861,330
Current liabilities
Short-term debt and current portion of long-term debt	347,845	921,270
Finance lease liability, current portion	54,873	53,655
Trade accounts payable	21,547	7,887
Financial instruments at fair value, current portion	25,230	16,861
Accrued expenses	100,066	27,198
Total current liabilities	588,934	1,056,611
Long-term liabilities
Long-term debt	1,762,203	1,279,786
Finance lease liability, long-term portion	391,553	419,341
Financial instruments at fair value, long-term portion	12,416	14,357
Other long-term liabilities	4	4
Total liabilities	2,755,110	2,770,099
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 300,000,000 shares authorized; 138,562,173 shares issued and 138,034,756 shares outstanding at June 30, 2023). ($0.01 par value; 300,000,000 shares authorized; 138,562,173 shares issued and outstanding at December 31, 2022).	1,386	1,386
Additional paid-in capital	617,370	616,554
Treasury stock	(4,835)	0
Contributed surplus	424,562	424,562
Accumulated other comprehensive income	10,126	8,714
Accumulated profit	2,417	40,015
Total stockholders’ equity	1,051,026	1,091,231
Total liabilities and stockholders’ equity	3,806,136	3,861,330
Related Party
Current assets
Other receivables	3,589	4,392
Loans and long term receivables from associated companies	45,000	45,000
Current liabilities
Other current liabilities	1,504	1,936
Nonrelated Party
Current assets
Other receivables	22,876	26,052
Current liabilities
Other current liabilities	$ 37,869	$ 27,804